Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Feb. 19, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Mar. 01, 2015
Class I and R Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Risk/Return:
Trading Symbol	ALARX
Class I and R Prospectus | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Risk/Return:
Trading Symbol	ACARX
Class I and R Prospectus | Alger Mid Cap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class I
Risk/Return:
Trading Symbol	ALMRX
Class I and R Prospectus | Alger Mid Cap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class R
Risk/Return:
Trading Symbol	AGIRX
Class I and R Prospectus | Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class I
Risk/Return:
Trading Symbol	ALSRX
Class I and R Prospectus | Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class R
Risk/Return:
Trading Symbol	ASIRX
Class I Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Risk/Return:
Trading Symbol	ALGRX
Class Z Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class Z
Risk/Return:
Trading Symbol	ALZFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Risk/Return:
Trading Symbol	ALAFX
Class A and C Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Risk/Return:
Trading Symbol	ALCFX